Type:  		13F-HR
Period:		03/31/2006
CIK:  		0001086611
CCC:		g2ky*vkw

Submission Contact : 		Jonathan J. Derby
	          	   	617-527-0033
		         	jderby@derbyco.com

Report for the Calendar Year or Quarter Ended :	March 31, 2006

Check here if Amendment [  ] Amendment Number :

This Amendment  [  ] is a restatement  [ x ] adds new holding entries

Institutional Investment Manager Filing this Report:

Derby and Company, Inc.
7 Wells Avenue
Newton, MA  02460

13F File Number:  028-04811

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person signing this Report on behalf of Reporting Manager:

Name:		Jonathan J. Derby
Title:		Vice President
Phone:		(617) 527-0033

Signature, Place and Date of Signing:
Jonathan J. Derby, Newton, Massachusetts May 15, 2006
Report Type [x] 13F Holdings Report

Report Summary:

Form 13F Information Table Entry Total:	$73,167,000.00
Form 13F Information Table Value Total:	18

List of Other Included Managers: NA


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM              026874107     5416    81950 SH       SOLE                    15265	     66685
ANHEUSER BUSCH COS INC COM     COM              035229103     3065    71667 SH       SOLE                    12665	     59002
ARKANSAS BEST CORP DEL COM     COM              040790107     3350    85629 SH       SOLE                    11028	     74601
BERKSHIRE HATHAWAY INC CL B    COM              084670207     3720     1235 SH       SOLE                      252	       983
CENDANT CORP                   COM              151313103     2765   159376 SH       SOLE                    33984	    125392
CHEVRON CORP COM               COM              166764100     3257    56181 SH       SOLE                    10881	     45300
CITIGROUP INC                  COM              172967101     9145   193624 SH       SOLE                    37250	    156374
COMCAST CORP NEW CL A          COM              20030N101     3146   120243 SH       SOLE                    21234	     99009
CONOCOPHILLIPS                 COM              20825C104     4627    73269 SH       SOLE                    13679	     59590
DELL COMPUTER CORP COM         COM              247025109     2978   100084 SH       SOLE                    17613	     82471
GANNETT CO INC DEL             COM              364730101     4491    74942 SH       SOLE                    13304	     61638
GENERAL ELECTRIC CO            COM              369604103      311     8935 SH       SOLE                        0	      8935
HOME DEPOT INC                 COM              437076102     2966    70115 SH       SOLE                    11940	     58175
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     3224    38484 SH       SOLE                     6812	     31672
PFIZER INCORPORATED            COM              717081103     4594   184340 SH       SOLE                    36500	    147840
TYCO INTL LTD NEW COM          COM              902124106     2941   109411 SH       SOLE                    18776	     90635
WASHINGTON MUT INC COM         COM              939322103     5768   135346 SH       SOLE                    24374	    110972
WELLS FARGO & CO DEL COM       COM              949746101     7403   115912 SH       SOLE                    18121	     97791

REPORT SUMMARY		        18 DATA RECORDS		     73167	     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
